Investments And Other Assets (Schedule of Interests in Associates) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2018	Aug. 31, 2017
Disclosure of associates [line items]
Current assets	$ 2,044		$ 2,044		$ 1,030	$ 1,107
Current liabilities	(2,788)		(2,788)		(1,615)	(1,391)
Less: non-controlling interests	(1)		(1)		(1)	(1)
Equity	6,129	$ 6,036	6,129	$ 6,036	5,970	$ 6,194
Revenue	1,316	1,329	2,671	2,574
Net income (loss) attributable to: Shareholders	153	(177)	337	(68)
Profit (loss)	152	(175)	339	(64)
Other comprehensive income (loss), attributable to shareholders	(17)	80	(6)	73
Comprehensive income	138	(95)	335	9
Corus [Member]
Disclosure of associates [line items]
Current assets	529		529		508
Non-current assets	4,341		4,341		4,375
Current liabilities	(544)		(544)		(523)
Non-current liabilities	(2,615)		(2,615)		(2,683)
Net assets	1,711		1,711		1,677
Less: non-controlling interests	(151)		(151)		(154)
Equity	1,560		1,560		1,523
Carrying amount of the investment less accumulated impairment loss	629		629		$ 615
Revenue	384	369	852	827
Net income (loss) attributable to: Non-controlling interest	6	40	67	118
Net income (loss) attributable to: Shareholders	5	6	12	13
Profit (loss)	11	46	79	131
Other comprehensive income (loss), attributable to shareholders	(18)	16	(16)	13
Comprehensive income	(7)	62	63	144
Equity income from associates	3	16	26	46
Other comprehensive income (loss) from equity accounted associates	(7)	6	(6)	5
Income from associates	$ (4)	$ 22	$ 20	$ 51